UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM 24F-2
                      Annual Notice of Securities Sold
                           Pursuant to Rule 24f-2

          Read instructions at end of Form before preparing Form.
                            Please print or type.
_______________________________________________________________________________
1.   Name and address of issuer:
                    SoGen Funds, Inc.
                    1221 Avenue of the Americas
                    New York, NY 10020
_______________________________________________________________________________
2.   Name of each series or class of funds for which this notice is filed:
                    SoGen Overseas Fund
                    SoGen Gold Fund
                    SoGen Money Fund
_______________________________________________________________________________
3.   Investment Company Act File Number:  811-7762

     Securities Act File Number:    33-63560
_______________________________________________________________________________

4.   Last day of fiscal year for which this notice is filed:  March 31, 1997
_______________________________________________________________________________
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                  /   /
_______________________________________________________________________________
6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

          Not Applicable
_______________________________________________________________________________
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
          0
_______________________________________________________________________________
8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
          0
_______________________________________________________________________________
9. Number and aggregate sale price of securities sold during the fiscal year:

          124,236,395 shares were sold for an aggregate sale price of $546,415,194.
_______________________________________________________________________________
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          124,236,395 shares were sold for an aggregate sale price of $546,415,194.
_______________________________________________________________________________
11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7):

          4,777,192 shares were issued for an aggregate value of $56,995,866.

_____________________________________________________________________________

12.   Calculation of registration fee:

          (i)  Aggregate sale price of securities
               sold during the fiscal year in      $ 546,415,194
               reliance on rule 24f-2 (from Item   ------------------
               10):

          (ii) Aggregate price of shares issued
               in connection with dividend         + 56,995,866
               reinvestment plans (from item 11,   ------------------
               if applicable):

          (iii) Aggregate price of shares
               redeemed or repurchased during the  - 326,069,938
               fiscal year (if applicable):        ------------------

          (iv) Aggregate price of shares redeemed  +  0
               or repurchased and previously       ------------------
               applied as a reduction to filing
               fees pursuant to rule 24e-2 (if
               applicable):

          (v)  Net aggregate price of securities
               sold and issued during the fiscal   $ 277,341,122
               year in reliance on rule 24f-2      -------------------
               (line (i), plus line (ii), less
               line (iii), plus line (iv)] (if
               applicable):

          (vi) Multiplier prescribed by Section    x  1/3300
               6(b) of the Securities Act of 1933  -------------------
               or other applicable law or
               regulation (see Instruction C.6):

          (vii) Fee due [line (i) or line (v)      $  84,042.76
                multiplied by line (vi)]:           ====================



Instruction:  Issuers should complete lines (ii),  (iii),  (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
_______________________________________________________________________________
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                  /X/
     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

               May 22, 1997
_______________________________________________________________________________
                                 SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*
     /S/  PHILIP J. BAFUNDO, VICE PRESIDENT
     ______________________________________
          Philip J. Bafundo, Vice President
_______________________________________________________________________________

Date  May 22, 1997
      ______________

*Please print the name and title of the signing officer below the signature.
_______________________________________________________________________________